Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2018		2017		2016
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	7,383,540	Ps.	5,930,238	Ps.	6,124,679
Programming production and transmission rights (b)		960,052		1,102,470		745,717
Telecom services (c)		17,951		—		5,593
Administrative services (d)		34,653		86,649		24,753
Advertising (e)		44,625		58,637		78,675
Interest income (f)		84,987		80,397		49,511
	Ps.	8,525,808	Ps.	7,258,391	Ps.	7,028,928
Costs and expenses:
Donations	Ps.	32,111	Ps.	143,470	Ps.	197,122
Administrative services (d)		20,403		15,816		31,335
Technical services (g)		138,262		67,752		104,030
Programming production, transmission rights and telecom (h)		1,298,197		490,698		479,251
	Ps.	1,488,973	Ps.	717,736	Ps.	811,738
(a)

The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 and ends on the later of 2025 (or 2030 upon consummation of a qualified public equity offering of UHI by July 1, 2019) or 7.5 after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$46.6 million (Ps.891,990), U.S.$44.8 million (Ps.849,557) and U.S.$43.9 million (Ps.817,249) for the fiscal years 2018, 2017 and 2016, respectively, to be provided by Univision, at no cost, for the promotion of certain Group businesses. This advertising does not have commercial substance for the Group, as it is related to activities that are considered ancillary to Group’s normal operations in the United States (see Notes 3, 9 and 10).

(b)	Services rendered to Univision in 2018, 2017 and 2016, and to Televisa CJ Grand in 2017 and 2016.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) and Univision in 2018, and to Univision and GTAC in 2016.
(d)

The Group receives revenue from and is charged by affiliates for various services, such as: equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.

(e)	Advertising services rendered to OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2018, 2017 and 2016, and to Televisa CJ Grand in 2017.
(f)	Includes mainly interest income from GTAC.
(g)	In 2018, 2017 and 2016, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)

Paid mainly to Univision in 2018, 2017 and 2016. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision’s content in Mexico for the same term as that of the PLA (see Notes 3, 9 and 10). It also includes payments by telecom services to GTAC in 2018, 2017 and 2016. In 2018 includes payments by transmission rights to AT&T.

Summary of balances of receivables and payables between the Group and related parties

	2018		2017
Current receivables:
UHI, including Univision (1)	Ps.	954,754	Ps.	657,601
Operadora de Centros de Espectáculos, S.A. de C.V.		35,590		41,080
Editorial Clío		6,399		23,045
Televisa CJ Grand		—		77,991
Other		81,584		60,503
	Ps.	1,078,327	Ps.	860,220
Current payables:
UHI, including Univision (1)	Ps.	614,388	Ps.	964,959
AT&T		70,187		6,713
Other		29,875		19,797
	Ps.	714,450	Ps.	991,469
(1)

As of December 31, 2018 and 2017, the Group recognized a provision in the amount of  Ps.614,388 and Ps.964,959, respectively, associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In March 2018, UHI announced that it has determined not to utilize the registration statement initially filed on July 2, 2015 for an initial public offering in the United States. Since the existing obligations contemplate other scenarios under which payment may be required, and such scenarios remain probable, the Company has maintained this payment reserved. As of December 31, 2018 and 2017, receivables from UHI related primarily to the PLA amounted to Ps.954,754 and Ps.657,601, respectively.